Receivables from Supply Chain Solutions (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Receivable Related To Supply Chain Business [Abstract]
Receivables from supply chain solution	$ 43,475,981	$ 59,792,613
Allowance for doubtful accounts	$ 673,300